Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share	The Company treats the entire measurement adjustment to redemption value of the redeemable non-controlling interest under ASC 480-10-S99-3A as being akin to a dividend, which affected in the calculation of loss available to ordinary shareholders of the Company used in the EPS calculation.
	For the six months ended June 30,
	2025	2024
Numerator:
Net loss	$(2,840,146)	$(6,040,235)
Less: accretion to redemption value of redeemable non-controlling interests	-	1,792,027
foreign currency effect on redemption value of redeemable non-controlling interests	-	(808,100)
net loss attributable to non-controlling interests	(1,583,086)	(1,588,773)
Net loss attributable to ordinary shareholders	$(1,257,060)	$(5,435,389)

Denominator:
Weighted average number of shares outstanding – basic and diluted	26,986,950	26,141,350

Loss per share – basic and diluted	$(0.05)	$(0.21)